Equity	6 Months Ended
Jun. 30, 2022
Stockholders' Equity Note [Abstract]
Equity

8. Equity

Common Stock — A total of 680,600 shares of common stock were outstanding at June 30, 2022.

Series A Preferred Stock — The Company has 334,800 shares of Series A Preferred Stock outstanding. Each share of the Series A Preferred Stock may be converted at the holder’s option into common stock of the Company at a conversion price of $8.96 for each share of Series A Preferred Stock. The Series A Preferred Stock possesses full voting rights, on an as-converted basis, with the common stock of the Company, and has no stated dividend rate. Holders of Series A Preferred Stock are entitled to dividends at the same rate payable on the Company’s common stock should a common stock dividend be declared. The Series A Preferred Stock has priority rights in a liquidation, wind-up, sale, or merger of the Company.

Series B Preferred Stock — The Company has 725,426 shares of Series B Preferred Stock outstanding. Each share of the Series B Preferred Stock may be converted at the holder’s option into common stock of the Company at a conversion price of $27.57 for each share of Series B Preferred Stock. The Series B Preferred Stock possesses full voting rights, on an as-converted basis, with the common stock of the Company, and has no stated dividend rate. Holders of Series B Preferred Stock are entitled to dividends at the same rate payable on the Company’s common stock should a common stock dividend be declared. The Series B Preferred Stock has priority rights in a liquidation, wind-up, sale, or merger of the Company.

Common Stock Repurchase Agreements — The Company entered into agreements with its stockholders and option holders for the repurchase at the Company’s option of up to 950,000 shares of outstanding common stock at prices based upon agreed valuation formulas. The Company is not obligated to make such repurchases but may exercise its rights under these agreements at any time on or after the separation or retirement of the stockholder from employment at the Company. Repurchased shares are held as treasury shares at their cost. The payment for repurchased shares is, at the Company’s option, either (a) made in full at the time of repurchase, or (b) made over a 24-month period.

Stock-Based Compensation — The Company has a stock-based compensation plan under which stock options may be granted as incentive compensation. At June 30, 2022, 8,180 shares were available under the current plan for future award.

Options vest assuming continuous service to the Company with 25% of the options vesting one year after grant and the balance vesting in a series of 36 successive equal monthly installments measured from the first anniversary of grant. During the vesting period, the participants have voting rights, but the options may not be sold, assigned, transferred, pledged, or otherwise encumbered. Unvested shares are forfeited upon termination of employment and vested shares may be repurchased by the Company at its option.

Compensation expense for option awards totaled $188,657 and $388,814 for the three months and six months ended June 30, 2022, respectively. Compensation expense for option awards totaled $100,571 and $208,364 for the three months and six months ended June 30, 2021, respectively. As of June 30, 2022, there was $1,855,864 of total unrecognized compensation cost related to options to be recognized over a remaining weighted average period of 25 months.

The following table summarizes options outstanding, as well as activity for the periods presented:

	Shares	Weighted Average Grant Date Fair Value	Weighted Average Exercise Price
Outstanding as of December 31, 2020	165,100	$10.90	$22.63
Forfeited	(750)	13.26	27.57
Outstanding as of June 30, 2021	164,350	$10.88	$24.08

Outstanding as of December 31, 2021	277,848	$12.99	$24.75
Granted	11,750	18.60	35.32
Forfeited	(9,800)	16.55	32.23
Cancelled	(500)	11.07	27.57
Outstanding as of June 30, 2022	279,298	$12.39	$26.29

The remaining weighted average contractual life of exercisable options at June 30, 2022 was 5.99 years.